Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31, 2024	December 31, 2023
Cash and banks	137,653	291,194
Interest earning bank deposits	220,781	132,072
	358,434	423,266